Oct. 31, 2022
DFA INVESTMENT DIMENSIONS GROUP INC | VA SHORT-TERM FIXED PORTFOLIO
VA Short-Term Fixed Portfolio
DFA INVESTMENT DIMENSIONS GROUP INC.
DFA One-Year Fixed Income Portfolio DFA Short-Term Government Portfolio DFA Short-Term Extended Quality Portfolio	DFA Short-Term Municipal Bond Portfolio DFA California Short-Term Municipal Bond Portfolio VA Short-Term Fixed Portfolio
Dimensional Investment Group Inc. DFA Two-Year Fixed Income Portfolio DFA Two-Year Government Portfolio DIMENSIONAL ETF TRUST
Dimensional Short-Duration Fixed Income ETF

SUPPLEMENT TO THE SUMMARY AND STATUTORY
PROSPECTUSES OF EACH OF THE PORTFOLIOS
LISTED ABOVE

The purpose of this Supplement to the Summary and Statutory Prospectuses dated February 28, 2023, of the portfolios listed above (collectively, the “Portfolios”), each a series of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. or Dimensional ETF Trust, is to replace (or add) the footnote to the “Annual Returns” table under the “Performance” section regarding each Portfolio’s benchmark(s) with the following:

*	ICE BofA index data copyright 2022 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

The date of this Supplement is March 6, 2023